INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic US ETF (IUS)

Invesco Strategic US Small Company ETF (IUSS)

Invesco Strategic Developed ex-US ETF (ISDX)

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

Invesco Strategic Emerging Markets ETF (ISEM)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic US ETF	Invesco RAFITM Strategic US ETF
Invesco Strategic US Small Company ETF	Invesco RAFITM Strategic US Small Company ETF
Invesco Strategic Developed ex-US ETF	Invesco RAFITM Strategic Developed ex-US ETF
Invesco Strategic Developed ex-US Small Company ETF	Invesco RAFITM Strategic Developed ex-US Small Company ETF
Invesco Strategic Emerging Markets ETF	Invesco RAFITM Strategic Emerging Markets ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.

Please Retain This Supplement For Future Reference.

P-PS-SIFT-STRATEGIC-PRO-SAI-SUP-2 03122019

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS

DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic US ETF (IUS)

Invesco Strategic US Small Company ETF (IUSS)

Invesco Strategic Developed ex-US ETF (ISDX)

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

Invesco Strategic Emerging Markets ETF (ISEM)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic US ETF	Invesco RAFITM Strategic US ETF
Invesco Strategic US Small Company ETF	Invesco RAFITM Strategic US Small Company ETF
Invesco Strategic Developed ex-US ETF	Invesco RAFITM Strategic Developed ex-US ETF
Invesco Strategic Developed ex-US Small Company ETF	Invesco RAFITM Strategic Developed ex-US Small Company ETF
Invesco Strategic Emerging Markets ETF	Invesco RAFITM Strategic Emerging Markets ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.

In addition, as of the Effective Time, the first paragraph in the section titled “Index Provider” on page 37 of the Prospectus will be replaced with the following:

Invesco Indexing LLC is the Index Provider for each Underlying Index. The Adviser has entered into a license agreement with Invesco Indexing LLC to use each Underlying Index. The Adviser pays licensing fees to Invesco Indexing LLC. The Adviser, in turn, has entered into a sub-licensing arrangement with each Fund to permit each Fund to use its respective Underlying Index. Each Fund does not pay a fee for the use of its respective Underlying Index. The Index Provider has entered into an arrangement with Research Affiliates, LLC (“RA”), pursuant to which RA provides certain consulting services in connection with the Underlying Indexes. The Index Provider (or an affiliated entity) pays a consulting fee to RA. Also, the Adviser and the Distributor entered into a co-branding and co-marketing agreement with RA in connection with the marketing and client support for the Funds. The Adviser pays a marketing fee to RA from its management fees. RA is not affiliated with the Trust, the Funds, the Adviser or the Distributor.

Please Retain This Supplement For Future Reference.

P-PS-SIFT-STRATEGIC-PRO-SUP-2 03122019